SCHEDULE OF RESTATEMENT FOR CASH FLOW (Details) - USD ($)		3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jul. 01, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss		$ (13,876,277)	$ (14,646,955)	$ (2,237,988)	$ (1,570,175)		$ (28,523,232)	$ (3,808,163)	$ (13,822,121)	$ (6,074,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation							21,962,399		4,581,625	60,000
Depreciation and amortization		347,135		333,177			682,374	665,743	1,332,393	1,327,482
Amortization of debt discount							129,278	135,565	53,550	53,550
Amortization of debt discount – warrant feature							1,559,510	433,458	984,834	82,872
Non-cash PIK interest							30,393	143,731	344,151	28,255
Right-of-use assets, net of lease liabilities							(4,001)	2,146	235	12,290
Changes in operating assets and liabilities:
Accounts receivable							25,305	11,825	(21,624)	(28,440)
Inventories							130,880	1,120,416	927,623	1,036,453
Prepaid and other current assets							(1,208,888)	(14,985)	(2,111)	10,401
Accounts payable							(720,214)	567,390	189,706	1,194,423
Employee loan payable, related party										121,739
Contract liabilities								(54,410)	(54,410)	54,410
Net cash used in operating activities							(5,759,482)	(570,882)	(3,483,325)	(1,590,431)
Cash flows from investing activities:
Capitalized expenditures							(1,682,684)	(88,368)	(88,369)	(190,390)
Net cash used in investing activities							(1,682,684)	(10,368)	(10,369)	(190,390)
Cash flows from financing activities:
Proceeds from convertible notes payable							10,150,000	1,350,000	2,090,000	2,000,000
Principal payments on financing lease							(598,766)	(597,117)	(712,794)	(568,567)
Proceeds from issuance on equity offerings							1,342,003		3,225,500	791,000
Stock issuance costs						$ (56,000)				(56,000)
Net cash provided by financing activities							9,888,548	752,319	5,536,203	2,166,433
Net change to cash							2,446,382	171,069	2,042,509	385,612
Cash at beginning of year			$ 2,477,122		434,613		2,477,122	434,613	434,613	49,001
Cash at end of year		$ 4,923,504		$ 605,682			4,923,504	605,682	2,477,122	434,613
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities							330,703	234,508	72,753	283,924
Related Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities							$ (428,278)	(6,200)	(85,337)	246,344
Previously Reported [Member]
Cash flows from operating activities:
Net loss										(5,980,349)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation										60,000
Depreciation and amortization										1,327,482
Amortization of debt discount										81,805
Amortization of debt discount – warrant feature										171,342
Non-cash PIK interest
Right-of-use assets, net of lease liabilities										12,290
Changes in operating assets and liabilities:
Accounts receivable										(28,440)
Inventories										882,453
Prepaid and other current assets										10,401
Accounts payable										1,194,423
Employee loan payable, related party										121,739
Contract liabilities										54,410
Net cash used in operating activities										(1,562,176)
Cash flows from investing activities:
Capitalized expenditures										(190,390)
Net cash used in investing activities										(190,390)
Cash flows from financing activities:
Proceeds from convertible notes payable										2,000,000
Principal payments on financing lease										(596,822)
Proceeds from issuance on equity offerings										791,000
Stock issuance costs										(56,000)
Net cash provided by financing activities										2,138,178
Net change to cash										385,612
Cash at beginning of year					434,613			434,613	434,613	49,001
Cash at end of year										434,613
Previously Reported [Member] | Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities										283,924
Previously Reported [Member] | Related Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities										246,344
Revision of Prior Period, Reclassification, Adjustment [Member]
Cash flows from operating activities:
Net loss										(93,785)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation
Depreciation and amortization
Amortization of debt discount	[1]									(28,255)
Amortization of debt discount – warrant feature	[2],[3]									(88,470)
Non-cash PIK interest	[3]									28,255
Right-of-use assets, net of lease liabilities
Changes in operating assets and liabilities:
Accounts receivable
Inventories	[4]									154,000
Prepaid and other current assets
Accounts payable
Employee loan payable, related party
Contract liabilities
Net cash used in operating activities										(28,255)
Cash flows from investing activities:
Capitalized expenditures
Net cash used in investing activities
Cash flows from financing activities:
Proceeds from convertible notes payable
Principal payments on financing lease	[1]									28,255
Proceeds from issuance on equity offerings
Stock issuance costs
Net cash provided by financing activities										28,255
Net change to cash
Cash at beginning of year
Cash at end of year
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities

[1]	Reclassification adjustment in the amount of $28,255 between debt discount and principal payments related to financing leases to properly present the amounts.
[2]	Adjustment in the amount of $60,215 to correct the number of warrants used in calculating the debt discount associated with warrants issued in conjunction with convertible debt, which resulted in an overstatement of the debt discount and additional paid-in capital.
[3]	Reclassification in the amount of $28,255 of non-cash PIK interest to be consistent with current year reporting.
[4]	Adjustment in the amount of $154,000 to reduce inventory to net realizable value, as certain inventory units had a net realizable value below their recorded cost.